Document and Entity Information Document (USD $) In Billions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Mar. 07, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name		ING U.S., Inc.
Entity Central Index Key		0001535929
Current Fiscal Year End Date		--12-31
Entity Filer Category		Non-accelerated Filer
Document Type		S-1
Document Period End Date		Dec. 31, 2013
Document Fiscal Year Focus		2013
Document Fiscal Period Focus		Q4
Amendment Flag		false
Entity Common Stock, Shares Outstanding			261,675,811
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float				$ 2.0